Derivative Financial Instruments - Effect of Derivative Instruments on Consolidated Statements of Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 2,638	$ 4,734	$ 1,519
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	1,890	4,622	1,321
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)	(8,542)		(2,264)
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	(542)		(42,515)
Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)			500
Cost of Products Sold [Member] | Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 748	$ 112	$ 198